Trademarks and Patents, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The components of intangible assets, all of which are finite-lived, were as follows:

	December 31, 2020	March 31, 2020
Patents	$3,836,911	$3,822,542
Trademarks	26,142	25,023
Total, at cost	3,863,053	3,847,565
Accumulated Amortization	(3,837,284)	(3,788,954)
Total, net	$25,769	$58,611

The components of intangible assets, all of which are finite-lived, were as follows:

	As of March 31
	2020	2019
Patents	$3,822,542	$3,820,374
Trademarks	25,023	22,829
Total at cost	3,847,565	3,843,203
Accumulated Amortization	(3,788,954)	(3,253,386)
Total net	$58,611	$589,817